Subsequent events	12 Months Ended
Feb. 28, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events
29	Subsequent events

On March 16, 2021, the Company incorporated an entity, Triterras Fintech UK Limited, and subscribed for 100 ordinary shares for a consideration of GBP100.

On May 20, 2021, the Company executed the definitive agreements for the acquisition of IB Holdings Limited and its subsidiaries for a consideration of up to US$8,000,000. The consideration is made up of the cash sum of US$6,000,000 plus earn-out payment of a maximum amount of US$2,000,000, subject to achievement of certain revenue milestones.  The US$6,000,000 cash consideration consists of US$4,000,000 initial consideration and US$1,000,000 each for end of year 1 and 2 respectively subject to the company achieving certain revenue milestones.

On May 20, 2021, the Company incorporated an entity, Triterras Fintech USA Inc., and subscribed for 1,500 ordinary shares for a consideration of US$15.

In August 2021 and September 2021, respectively, the Company subscribed to shares in Trade Credit Partners Ltd., a Cayman Islands exempted fund that exclusively invests in and manages trade finance assets generated from commodities trades for a total sum of $25 million.  As of the date of this filing, our investment remains at $25 million.

On January 18, 2021, the Company announced a share repurchase program of up to $50.0 million of its ordinary shares and it commenced the program on February 12, 2021. As of February 28, 2021, the Company had spent $14.3 million on repurchasing 1,831,532 ordinary shares at an average price per share of $7.79 per share and incurred commission costs of $37,000.  On April 20, 2021, the Company completed its share repurchase program, having spent a total of $49.9 million repurchasing 6,671,788 of its ordinary shares and incurring commission fees of $133,000.  As of August 2, 2021, the Company had 6,671,788 treasury shares compared to 1,831,532 treasury shares as of February 28, 2021. The weighted average number of treasury shares for the year ended February 28, 2021 was 33,895.

On September 21, 2021, the Company incorporated an entity, TR Receivables SPV Limited, and subscribed for 1,000 ordinary shares for a consideration of US$1,000.

On November 2, 2021, the Company incorporated an entity, Triterras Fintech Swiss AG, and subscribed for 1,000 ordinary shares for a consideration of CHF100,000.

Trading in the Company’s securities on the Nasdaq Stock Market was suspended effective with the open of business on February 3, 2022.  After applicable appeal periods have lapsed, the Nasdaq Stock Market will complete the delisting by filing a Form 25 Notification of Delisting with the U.S. Securities and Exchange Commission.